UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21485
Cohen & Steers Infrastructure Fund, Inc.

(Exact name of registrant as specified in charter)
280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)
Dana A. DeVivo
Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, New York 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code:
(212)
832-3232
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2022

Item 1. Reports to Stockholders.

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To Our Shareholders:
We would like to share with you our report for the six months ended June 30, 2022. The total returns for Cohen & Steers Infrastructure Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2022
Cohen & Steers Infrastructure Fund at Net Asset Value a	– 6.45%
Cohen & Steers Infrastructure Fund at Market Value a	–8.08%
Blended Benchmark—80% FTSE Global Core Infrastructure 50/50 Net Tax Index / 20% ICE BofA Fixed Rate Preferred Securities Index b	–6.07%
S&P 500 Index b	–19.96%
The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.
Managed Distribution Policy
The Fund, acting in accordance with an exemptive order received from the U.S. Securities and Exchange Commission (SEC) and with approval of its Board of Directors (the Board), adopted a managed distribution policy under which the Fund intends to include long-term capital gains, where applicable, as part of the regular monthly cash distributions to its shareholders (the Plan). The Plan gives the Fund greater flexibility to realize long-term capital gains and to distribute those gains on a regular monthly basis. In accordance with the Plan, the Fund currently distributes $0.155 per share on a monthly basis.

a	As a closed-end investment company, the price of the Fund’s exchange-traded shares will be set by market forces and can deviate from the net asset value (NAV) per share of the Fund.
b
The FTSE Global Core Infrastructure 50/50 Net Tax Index is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities and is net of dividend withholding taxes. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors, including pipelines, satellites, and telecommunication towers. The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

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The Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the Fund’s Plan. The Fund’s total return based on NAV is presented in the table above as well as in the Financial Highlights table.
The Plan provides that the Board may amend or terminate the Plan at any time without prior notice to Fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination. The termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above NAV) or widening an existing trading discount.
Market Review
Global infrastructure stocks declined in the
six-month
period ended June 30, 2022, but held up considerably better than broader equities. Following sizable gains in 2021, equity markets were upended amid an unsettling combination of slowing economic growth and elevated inflation. Interest rates moved sharply higher, with the yield on the
10-year
U.S. Treasury rising from 1.5% at the start of the period to 3.0% at period end.
During the period, the U.S. Federal Reserve raised its fed funds rate for the first time since December 2018, by a combined full percentage point, and affirmed its commitment to reining in inflation. The European Central Bank indicated it would begin to tighten policy in 2022 as well, but signaled it would remain flexible in light of the potential impact of the war in Ukraine on Europe’s economy.
Fund Performance
The Fund had a negative total return in the period and underperformed its benchmark on both a NAV and market price basis.
The railways sector lagged amid labor constraints and lackluster freight volumes. The Fund’s allocation to railways detracted from performance, due partly to an overweight in U.S.-based operator Norfolk Southern. Its shares declined as the company pushed out expectations for a rebound in freight volumes to the second half of the year.
Midstream energy securities had a gain in the period amid surging energy commodity prices, partially due to supply disruptions in Eastern Europe. Positive earnings reports and the prospect of increasing throughput volumes also supported the sector. Our overweight and stock selection in the midstream subsector aided the Fund’s relative performance. Contributors included an overweight position in Cheniere Energy, a U.S.-based liquefied natural gas exporter that benefited from rising natural gas prices in Europe, a trend that was accelerated by the war in Ukraine.
Utilities subsectors gas distribution and electric utilities outperformed as investors generally favored more-defensive stocks in the period. The Fund’s overweight and stock selection in the gas distribution subsector helped relative performance, led by an out-of-benchmark
position in Southwest Gas Holdings, which had a sizable gain in the period.

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The communications subsector, which posted a large gain in 2021, fell out of favor as investors shifted away from growth-oriented companies. The Fund’s overweight allocation and stock selection in communications hindered relative performance. Detractors included an out-of-index
position in NextDC, an Australian data center operator that fell in a difficult period for technology-related stocks. Performance was also hampered by an overweight in Cellnex, a Spain-based cell tower company whose shares declined on concerns about the financing associated with a potential acquisition.
Airport operators, which outperformed the index, rallied early in the period as travel volumes began to approach pre-pandemic
levels. The subsector’s returns then turned down, given the possible ramifications of the war in Ukraine. Our underweight in airports hindered performance. The toll roads subsector advanced. Our underweight in toll roads hindered relative performance, although the effect was partly countered by favorable stock selection in the subsector.
Preferred securities had broad-based declines, along with other fixed income segments. In addition to preferred securities contending with rising interest rates, the actions and comments from central banks caused credit spreads to widen. The macro headwinds rattling financial markets notwithstanding, fundamentals for issuers of preferreds remained generally solid. The Fund’s underweight in preferreds, which overall underperformed infrastructure stocks, aided relative performance compared with the blended benchmark, as did security selection in preferreds.
Impact of Foreign Currency on Fund Performance
The currency impact of the Fund’s investments in foreign securities detracted from absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund’s investments denominated in foreign currencies are subject to foreign currency risk. Overall, the U.S. dollar appreciated against other currencies. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a headwind for absolute returns.
Impact of Leverage on Fund Performance
The Fund employs leverage as part of a yield-enhancement strategy. Leverage, which can increase total return in rising markets (just as it can have the opposite effect in declining markets), significantly detracted from the Fund’s performance for the six-month
period ended June 30, 2022.
Impact of Derivatives on Fund Performance
The Fund engaged in the buying and selling of single stock options with the intention of enhancing total returns and reducing overall volatility. These contracts did not have a material effect on the Fund’s total return for the six-month
period ended June 30, 2022.
In connection with its use of leverage, the Fund pays interest on a portion of its borrowings based on a floating rate under the terms of its credit agreement. To reduce the impact that an increase in interest rates could have on the performance of the Fund with respect to these borrowings, the Fund used interest rate swaps to exchange a portion of the floating rate for a fixed rate. The Fund’s use of swaps significantly contributed to the Fund’s total return for the six-month
period ended June 30, 2022.

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Sincerely,

B EN M ORTON	W ILLIAM F. S CAPELL
Portfolio Manager	Portfolio Manager

E LAINE Z AHARIS -N IKAS	T YLER S. R OSENLICHT
Portfolio Manager	Portfolio Manager
T
HUY
Q
UYNH
D
ANG
Portfolio Manager
The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com
For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.
Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

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Our Leverage Strategy
(Unaudited)
Our current leverage strategy utilizes borrowings up to the maximum permitted by the Investment Company Act of 1940 to provide additional capital for the Fund, with an objective of increasing net income available for shareholders. As of June 30, 2022, leverage represented 28% of the Fund’s managed assets.
Through a combination of variable and fixed rate financing, the Fund has locked in interest rates on a significant portion of this additional capital through 2027 (where we effectively reduce our variable rate obligation and lock in our fixed rate obligation over various terms). Locking in a significant portion of our leveraging costs is designed to protect the dividend-paying ability of the Fund. The use of leverage increases the volatility of the Fund’s NAV in both up and down markets. However, we believe that locking in portions of the Fund’s leveraging costs for the various terms partially protects the Fund’s expenses from an increase in short-term interest rates.
Leverage Facts
a,b

Leverage (as a % of managed assets)	28%
% Variable Rate Financing	15%
Variable Rate	2.6%
% Fixed Rate Financing c,d	85%
Weighted Average Rate on Fixed Financing	2.7%
Weighted Average Term on Fixed Financing	4.0 years
The Fund seeks to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may incur breakage fees under the Fund’s credit arrangement and may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

a	Data as of June 30, 2022. Information is subject to change.
b	See Note 7 in Notes to Financial Statements.
c	Represents a combination of fixed rate borrowings and fixed payer interest rate swap contracts on variable rate borrowing.
d	The Fund entered into a forward-starting interest rate swap contract with interest receipts and payments commencing on December 24, 2022 (effective date).

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Performance Review (Unaudited)
Average Annual Total Returns—For Periods Ended June 30, 2022

	1 Year	5 Years	10 Years	Since Inception a
Fund at NAV	2.69%	8.62%	11.47%	10.03%
Fund at Market Value	–5.51%	9.59%	12.31%	9.69%
The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage from utilization of borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

a	Commencement of investment operations is March 30, 2004.

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June 30, 2022
Top Ten Holdings
a
(Unaudited)

Security	Value	% of Managed Assets

NextEra Energy, Inc.	$182,907,305	5.4
Enbridge, Inc.	178,405,069	5.3
American Tower Corp.	161,367,513	4.8
Transurban Group	150,011,285	4.4
Duke Energy Corp.	89,582,746	2.7
Southern Co./The	88,499,561	2.6
Norfolk Southern Corp.	85,176,700	2.5
Canadian National Railway Co.	77,478,285	2.3
Crown Castle International Corp.	77,138,414	2.3
Atlantia SpA	75,596,760	2.2

a
Top ten holdings (excluding short-term investments and derivative instruments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Country Breakdown
b
(Based on Managed Assets)
(Unaudited)

b	Excludes derivative instruments.

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SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

		Shares/Units	Value
C OMMON S TOCK	120.8%
A USTRALIA	7.9%
R AILWAYS	0.5%
Aurizon Holdings Ltd.		4,522,025	$11,893,062

T OLL R OADS	7.4%
Atlas Arteria Ltd. a		5,231,684	29,149,549
Transurban Group a,b		15,077,569	150,011,285

			179,160,834

T OTAL A USTRALIA			191,053,896

C ANADA	17.2%
D IVERSIFIED U TILITIES	1.2%
AltaGas Ltd.		1,366,367	28,830,429

E LECTRIC	3.1%
Emera, Inc.		1,157,138	54,207,133
Hydro One Ltd., 144A c		863,951	23,229,758

			77,436,891

P IPELINES —C-C ORP	9.4%
Enbridge, Inc. b		4,224,485	178,405,069
Pembina Pipeline Corp.		1,007,595	35,616,511
TC Energy Corp.		291,904	15,121,316

			229,142,896

R AILWAYS	3.2%
Canadian National Railway Co.		688,791	77,478,285

R ENEWABLE E NERGY	0.3%
Tidewater Renewables Ltd. d		789,442	7,022,305

T OTAL C ANADA			419,910,806

C HINA	2.9%
G AS D ISTRIBUTION	1.3%
Enn Energy Holdings Ltd., (H shares)		1,971,621	32,588,357

P IPELINES —C-C ORP	0.6%
Beijing Enterprises Holdings Ltd., (H shares) b		3,899,500	13,864,467

T OLL R OADS	1.0%
Jiangsu Expressway Co., Ltd., (H shares)		15,514,000	15,650,561

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Shares/Units	Value
Zhejiang Expressway Co., Ltd., (Class H) d		8,712,000	$8,029,949

			23,680,510

T OTAL C HINA			70,133,334

F RANCE	0.8%
R AILWAYS
Getlink SE		1,079,657	19,148,067

G ERMANY	1.0%
C OMMUNICATIONS —T OWERS	0.3%
Vantage Towers AG		256,782	7,184,818

U TILITIES	0.7%
E.ON SE		1,886,237	15,887,916

T OTAL G ERMANY			23,072,734

H ONG K ONG	1.8%
E LECTRIC	0.7%
Power Assets Holdings Ltd. b		2,792,500	17,592,501

G AS D ISTRIBUTION	1.1%
Hong Kong and China Gas Co., Ltd.		24,211,050	26,128,937

T OTAL H ONG K ONG			43,721,438

I NDIA	0.8%
E LECTRIC	0.5%
Power Grid Corp. of India Ltd		4,384,556	11,769,397

M ARINE P ORTS	0.3%
Adani Ports & Special Economic Zone Ltd.		866,887	7,370,176

T OTAL I NDIA			19,139,573

I TALY	3.1%
T OLL R OADS
Atlantia SpA		3,220,383	75,596,760

J APAN	3.0%
E LECTRIC	0.8%
Kansai Electric Power Co., Inc.		1,889,800	18,706,314

G AS D ISTRIBUTION	0.6%
Osaka Gas Co., Ltd.		804,700	15,422,258

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Shares/Units	Value
R AILWAYS	1.6%
West Japan Railway Co. b		1,066,100	$39,220,145

T OTAL J APAN			73,348,717

L UXEMBOURG	0.7%
C OMMUNICATIONS —S ATELLITES
SES SA		2,034,143	17,804,986

M EXICO	1.7%
A IRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B		2,930,692	40,970,956

N EW Z EALAND	1.2%
A IRPORTS
Auckland International Airport Ltd. b,d		6,665,359	29,858,171

S PAIN	3.3%
A IRPORTS	1.9%
Aena SME SA, 144A c,d		362,117	46,206,459

C OMMUNICATIONS	1.4%
Cellnex Telecom SA, 144A c		888,158	34,565,478

T OTAL S PAIN			80,771,937

T HAILAND	1.6%
A IRPORTS
Airports of Thailand PCL d		19,460,000	39,117,724

U NITED K INGDOM	3.1%
E LECTRIC	2.0%
National Grid PLC		3,889,986	49,989,954

U TILITIES —W ATER	1.1%
Pennon Group PLC		2,239,838	26,063,075

T OTAL U NITED K INGDOM			76,053,029

U NITED S TATES	70.7%
C OMMUNICATIONS —T OWERS	10.6%
American Tower Corp. b,e		631,353	161,367,513
Crown Castle International Corp. b,e		458,121	77,138,414
SBA Communications Corp. b,e		62,900	20,131,145

			258,637,072

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Shares/Units	Value
E LECTRIC	35.5%
Alliant Energy Corp. b,e		1,269,705	$74,417,410
CenterPoint Energy, Inc. b,e,f		1,821,518	53,880,503
CMS Energy Corp. b,e		718,514	48,499,695
Duke Energy Corp. b,e		835,582	89,582,746
Edison International b,e		294,584	18,629,492
Entergy Corp. b,e,f		425,010	47,873,126
Evergy, Inc. b,e		763,369	49,809,827
FirstEnergy Corp. b,e		1,875,695	72,007,931
NextEra Energy, Inc. b,e		2,361,313	182,907,305
PNM Resources, Inc. b		640,159	30,586,797
Portland General Electric Co. b,e		466,753	22,558,173
PPL Corp. b,e		864,848	23,463,326
Public Service Enterprise Group, Inc. b,e		461,490	29,203,087
Southern Co./The b		1,241,054	88,499,561
WEC Energy Group, Inc. b,e		323,090	32,515,778

			864,434,757

E NERGY —O IL & G AS S TORAGE & T RANSPORTATION	1.2%
Hess Midstream LP, Class A b		409,705	11,471,740
Plains All American Pipeline LP b		1,764,432	17,326,722

			28,798,462

E NVIRONMENTAL S ERVICES —E NVIROMENTAL C ONTROL	1.7%
Waste Management, Inc. b,e		264,350	40,440,263

F INANCIAL —D IVERSIFIED F INANCIAL S ERVICES	0.9%
Rice Acquisition Corp. II d		731,336	7,203,660
Zimmer Energy Transition Acquisition Corp. d		1,452,434	14,306,475

			21,510,135

F OOD —F OOD P RODUCTS	0.1%
Benson Hill, Inc. d		962,500	2,637,250

G AS D ISTRIBUTION	6.7%
NiSource, Inc. b		1,927,027	56,828,026
Sempra Energy b,e		413,766	62,176,617
Southwest Gas Holdings, Inc. b,f		326,238	28,408,805
Spire, Inc. b		220,008	16,361,995

			163,775,443

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Shares/Units	Value
P IPELINES	6.9%
P IPELINES —C-C ORP	4.8%
Cheniere Energy, Inc. b,e		282,908	$37,635,251
DT Midstream, Inc. b,d		866,084	42,455,438
ONEOK, Inc. b,e		655,386	36,373,923

			116,464,612

P IPELINES —MLP	2.1%
Energy Transfer LP b		1,606,191	16,029,786
Magellan Midstream Partners LP b,e		425,221	20,308,555
MPLX LP b		514,959	15,011,055

			51,349,396

T OTAL P IPELINES			167,814,008

R AILWAYS	3.5%
Norfolk Southern Corp. b,e		374,749	85,176,700

R ENEWABLE E NERGY	1.3%
Clearway Energy, Inc., Class C b,e		803,267	27,985,822
Stem, Inc. c,d		637,750	4,566,290

			32,552,112

U TILITIES —W ATER	2.3%
American Water Works Co., Inc. b,e		208,862	31,072,400
Essential Utilities, Inc. b,e,f		542,938	24,893,707

			55,966,107

T OTAL U NITED S TATES			1,721,742,309

T OTAL C OMMON S TOCK (Identified cost—$2,330,798,335)			2,941,444,437

P REFERRED S ECURITIES —$25 P AR V ALUE	2.9%
B ERMUDA	0.0%
R EINSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F g		7,000	161,770

C ANADA	0.1%
F INANCIAL	0.0%
Brookfield BRP Holdings Canada, Inc., 4.625% g		100,000	1,703,000

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Shares/Units	Value
U TILITIES	0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 h		29,567	$740,062
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A h		65,127	1,587,796

			2,327,858

T OTAL C ANADA			4,030,858

N ETHERLANDS	0.1%
I NSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49 b		65,287	1,371,027

U NITED S TATES	2.7%
B ANKS	0.5%
Bank of America Corp., 6.00%, Series GG g		134,373	3,387,543
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A b,g,h		58,930	1,437,892
Regions Financial Corp., 5.70% to 5/15/29, Series C b,g,h		140,630	3,280,898
Wells Fargo & Co., 4.75%, Series Z b,g		206,575	4,017,884

			12,124,217

E LECTRIC	0.5%
CMS Energy Corp., 5.875%, due 3/1/79 b		99,975	2,381,405
Duke Energy Corp., 5.75%, Series A b,g		141,350	3,563,433
Southern Co./The, 5.25%, due 12/1/77 b		99,672	2,344,285
Southern Co./The, 4.95%, due 1/30/80, Series 2020 b		230,000	5,026,190

			13,315,313

F INANCIAL	0.5%
D IVERSIFIED F INANCIAL S ERVICES	0.4%
Apollo Asset Management, Inc., 6.375%, Series A g		57,982	1,395,047
Carlyle Finance LLC, 4.625%, due 5/15/61		70,000	1,268,400
Oaktree Capital Group LLC, 6.625%, Series A g		100,000	2,455,000
Oaktree Capital Group LLC, 6.55%, Series B g		66,071	1,562,579
Synchrony Financial, 5.625%, Series A g		114,545	2,187,810

			8,868,836

I NVESTMENT B ANKER /B ROKER	0.1%
Morgan Stanley, 6.375% to 10/15/24, Series I b,g,h		118,969	3,014,674

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
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		Shares/Units	Value
Morgan Stanley, 5.85% to 4/15/27, Series K b,g,h		16,575	$409,900

			3,424,574

T OTAL F INANCIAL			12,293,410

I NDUSTRIALS —C HEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2 b,g,h		135,283	3,497,066
CHS, Inc., 6.75% to 9/30/24, Series 3 b,g,h		137,935	3,536,653

			7,033,719

I NSURANCE	0.4%
L IFE /H EALTH I NSURANCE	0.2%
Athene Holding Ltd., 6.35% to 6/30/29, Series A b,g,h		115,223	2,833,333
Equitable Holdings, Inc., 5.25%, Series A g		52,000	1,097,200
Voya Financial, Inc., 5.35% to 9/15/29, Series B g,h		67,375	1,534,129

			5,464,662

M ULTI -L INE	0.0%
American International Group, Inc., 5.85%, Series A g		1,077	27,141

P ROPERTY C ASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D g,h		77,050	1,795,265

R EINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F b,g		80,000	1,828,000

T OTAL I NSURANCE			9,115,068

I NTEGRATED T ELECOMMUNICATIONS S ERVICES	0.1%
United States Cellular Corp., 5.50%, due 6/1/70		94,315	1,766,520

P IPELINES	0.3%
Energy Transfer LP, 7.375% to 5/15/23, Series C g,h		109,692	2,418,708
Energy Transfer LP, 7.625% to 8/15/23, Series D g,h		89,991	2,130,987
Energy Transfer LP, 7.60% to 5/15/24, Series E g,h		113,416	2,642,593

			7,192,288

U TILITIES	0.1%
NiSource, Inc., 6.50% to 3/15/24, Series B b,g,h		30,015	783,392
Spire, Inc., 5.90%, Series A g		76,071	1,869,825

			2,653,217

T OTAL U NITED S TATES			65,493,752

T OTAL P REFERRED S ECURITIES —$25 P AR V ALUE (Identified cost—$77,751,121)			71,057,407

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Principal Amount	Value
P REFERRED S ECURITIES —C APITAL S ECURITIES	12.1%
A USTRALIA	0.4%
B ANKS	0.1%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A c,g,h,i		$2,000,000	$1,966,670

I NSURANCE —P ROPERTY C ASUALTY	0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 h,j		5,155,000	5,172,257
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN h,j		1,800,000	1,754,414

T OTAL I NSURANCE —P ROPERTY C ASUALTY			6,926,671

T OTAL A USTRALIA			8,893,341

C ANADA	1.4%
B ANKS —F OREIGN	0.1%
Bank of Nova Scotia/The, 4.90% to 6/4/25 g,h		2,000,000	1,859,420

E LECTRIC	0.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A b,e,h		7,102,000	6,879,850

P IPELINES	1.0%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A h		5,580,000	5,115,856
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A b,h		4,155,000	3,849,849
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 b,h		5,913,000	5,268,470
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 b,h		5,008,000	4,478,048
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A b,h		6,499,000	6,190,297

			24,902,520

T OTAL C ANADA			33,641,790

F INLAND	0.1%
B ANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A b,c,g,h,i		1,400,000	1,342,489

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Principal Amount	Value
F RANCE	1.0%
B ANKS	0.9%
BNP Paribas SA, 6.625% to 3/25/24, 144A b,c,g,h,i		$3,660,000	$3,522,750
BNP Paribas SA, 7.00% to 8/16/28, 144A b,c,g,h,i		1,000,000	951,265
BNP Paribas SA, 7.375% to 8/19/25, 144A b,c,g,h,i		3,600,000	3,566,314
Credit Agricole SA, 6.875% to 9/23/24, 144A b,c,g,h,i		2,600,000	2,511,564
Credit Agricole SA, 7.875% to 1/23/24, 144A b,c,g,h,i		400,000	395,746
Credit Agricole SA, 8.125% to 12/23/25, 144A b,c,g,h,i		3,550,000	3,648,601
Societe Generale SA, 6.75% to 4/6/28, 144A b,c,g,h,i		3,400,000	3,019,027
Societe Generale SA, 7.875% to 12/18/23, 144A c,g,h,i		3,600,000	3,536,317
Societe Generale SA, 8.00% to 9/29/25, 144A b,c,g,h,i		1,800,000	1,764,314

			22,915,898

I NSURANCE —M ULTI -L INE	0.1%
AXA SA, 6.379% to 12/14/36, 144A b,c,g,h		1,600,000	1,826,204

T OTAL F RANCE			24,742,102

H ONG K ONG	0.1%
B ANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A b,c,g,h		2,200,000	2,248,125

I TALY	0.1%
B ANKS	0.1%
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A b,c,g,h,i		2,900,000	2,619,419

E LECTRIC	0.0%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A c,h		700,000	719,491

T OTAL I TALY			3,338,910

J APAN	0.3%
I NSURANCE —L IFE /H EALTH I NSURANCE
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A b,c,g,h		2,000,000	1,987,198
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A b,c,h		5,000,000	4,966,107

T OTAL J APAN			6,953,305

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Principal Amount	Value
N ETHERLANDS	0.2%
B ANKS
ING Groep N.V., 5.75% to 11/16/26 b,g,h,i		$1,800,000	$1,648,503
ING Groep N.V., 6.75% to 4/16/24 g,h,i,j		3,000,000	2,906,070

T OTAL N ETHERLANDS			4,554,573

S PAIN	0.1%
B ANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 b,g,h,i		3,800,000	3,479,336

S WITZERLAND	0.9%
B ANKS
Credit Suisse Group AG, 5.25% to 2/11/27, 144A c,g,h,i		1,600,000	1,239,976
Credit Suisse Group AG, 6.375% to 8/21/26, 144A b,c,g,h,i		3,000,000	2,486,244
Credit Suisse Group AG, 7.125% to 7/29/22 g,h,i,j		2,600,000	2,598,518
Credit Suisse Group AG, 7.25% to 9/12/25, 144A b,c,g,h,i		1,400,000	1,216,599
Credit Suisse Group AG, 7.50% to 12/11/23, 144A b,c,g,h,i		400,000	382,057
Credit Suisse Group AG, 7.50% to 7/17/23, 144A b,c,g,h,i		4,800,000	4,440,000
Credit Suisse Group AG, 9.75% to 6/23/27, 144A c,g,h,i		2,600,000	2,661,750
UBS Group AG, 6.875% to 8/7/25 g,h,i,j		3,200,000	3,114,064
UBS Group AG, 7.00% to 1/31/24, 144A b,c,g,h,i		4,600,000	4,492,463

T OTAL S WITZERLAND			22,631,671

U NITED K INGDOM	1.4%
B ANKS	1.1%
Barclays PLC, 8.00% to 6/15/24 b,g,h,i		2,600,000	2,561,000
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A b,c,e,g,h		7,270,000	9,886,544
HSBC Holdings PLC, 6.375% to 3/30/25 b,g,h,i		1,600,000	1,549,319
HSBC Holdings PLC, 6.50% to 3/23/28 b,g,h,i		2,800,000	2,542,642
Lloyds Banking Group PLC, 7.50% to 6/27/24 b,g,h,i		3,534,000	3,434,747
Lloyds Banking Group PLC, 7.50% to 9/27/25 b,g,h,i		1,800,000	1,758,910
Natwest Group PLC, 8.00% to 8/10/25 b,g,h,i		3,600,000	3,571,128
Standard Chartered PLC, 7.75% to 4/2/23, 144A c,g,h,i		600,000	593,354

			25,897,644

I NTEGRATED T ELECOMMUNICATIONS S ERVICES	0.2%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 h		2,090,000	1,569,280
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 b,h		4,500,000	4,427,573

			5,996,853

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Principal Amount		Value
O IL & G AS	0.1%
BP Capital Markets PLC, 4.875% to 3/22/30 b,g,h		$3,550,000		$3,101,886

T OTAL U NITED K INGDOM				34,996,383

U NITED S TATES	6.1%
B ANKS	3.9%
AgriBank FCB, 6.875% to 1/1/24 b,g,h		37,000	†	3,746,250
Ally Financial, Inc., 4.70% to 5/15/28, Series C g,h		1,936,000		1,433,124
Bank of America Corp., 5.875% to 3/15/28, Series FF b,g,h		2,682,000		2,358,233
Bank of America Corp., 6.10% to 3/17/25, Series AA b,g,h		4,886,000		4,814,542
Bank of America Corp., 6.25% to 9/5/24, Series X b,g,h		6,423,000		6,259,213
Bank of America Corp., 6.50% to 10/23/24, Series Z b,g,h		4,806,000		4,771,782
Citigroup, Inc., 3.875% to 2/18/26 g,h		2,500,000		2,081,250
Citigroup, Inc., 4.15% to 11/15/26, Series Y g,h		2,310,000		1,859,550
Citigroup, Inc., 5.00% to 9/12/24, Series U b,g,h		4,704,000		4,151,280
Citigroup, Inc., 5.90% to 2/15/23 b,g,h		5,675,000		5,574,367
Citigroup, Inc., 5.95% to 5/15/25, Series P b,g,h		6,000,000		5,577,609
Citigroup, Inc., 6.25% to 8/15/26, Series T b,g,h		4,850,000		4,740,317
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F b,g,h		2,000,000		1,967,624
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C b,g,h		1,200,000		1,050,479
CoBank ACB, 6.25% to 10/1/22, Series F b,g,h		52,500	†	5,278,875
CoBank ACB, 6.25% to 10/1/26, Series I b,e,g,h		2,866,000		2,715,535
Comerica, Inc., 5.625% to 7/1/25 g,h		1,997,000		1,982,023
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A b,c,g,h		35,300	†	3,530,000
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U g,h		1,670,000		1,300,632
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V g,h		1,000,000		818,750
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O b,g,h		1,645,000		1,550,890
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q g,h		1,000,000		969,050
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G g,h		1,000,000		888,786
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F g,h		894,000		840,238

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Principal Amount	Value
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF g,h		$1,043,000	$921,099
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X b,g,h		2,500,000	2,336,063
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U g,h		1,436,000	1,367,891
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S b,g,h		2,790,000	2,810,367
SVB Financial Group, 4.00% to 5/15/26, Series C g,h		2,980,000	2,274,425
SVB Financial Group, 4.25% to 11/15/26, Series D g,h		2,850,000	2,155,756
Truist Financial Corp., 4.80% to 9/1/24, Series N b,g,h		1,810,000	1,624,294
Truist Financial Corp., 5.10% to 3/1/30, Series Q g,h		2,109,000	1,919,190
Truist Financial Corp., 5.125% to 12/15/27, Series M g,h		500,000	412,113
Wells Fargo & Co., 3.90% to 3/15/26, Series BB g,h		3,500,000	3,016,562
Wells Fargo & Co., 5.875% to 6/15/25, Series U b,g,h		4,521,000	4,418,825
Wells Fargo & Co., 5.95%, due 12/1/86 b		2,830,000	2,901,286

			96,418,270

E LECTRIC	0.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A b,g,h		1,960,000	1,676,245
Duke Energy Corp., 4.875% to 9/16/24 b,g,h		3,580,000	3,266,750
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B h		2,572,000	2,312,177

			7,255,172

F INANCIAL —I NVESTMENT B ANKER /B ROKER	0.3%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I g,h		5,000,000	4,244,550
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G g,h		2,936,000	2,913,980

			7,158,530

I NFRASTRUCTURE	0.2%
E LECTRIC	0.0%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50 b,h		1,125,000	988,560

G AS —D ISTRIBUTION	0.2%
Sempra Energy, 4.875% to 10/15/25 g,h		3,780,000	3,486,977

T OTAL I NFRASTRUCTURE			4,475,537

I NSURANCE	1.2%
L IFE /H EALTH I NSURANCE	0.8%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS) b,c		4,500,000	4,861,658
MetLife, Inc., 5.875% to 3/15/28, Series D b,g,h		1,727,000	1,604,620

See accompanying notes to financial statements.

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June 30, 2022 (Unaudited)

		Principal Amount	Value
MetLife, Inc., 9.25%, due 4/8/68, 144A c		$6,500,000	$7,653,200
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43 h		5,775,000	5,643,214
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53 b,h		500,000	469,808
Voya Financial, Inc., 6.125% to 9/15/23, Series A b,g,h		1,310,000	1,239,425

			21,471,925

M ULTI -L INE	0.1%
MetLife, Inc., 10.75%, due 8/1/69		1,000,000	1,328,365

P ROPERTY C ASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48 b,h		3,200,000	3,132,496
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A b,c		1,680,000	1,920,543

			5,053,039

R EINSURANCE	0.1%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40 b,h		1,760,000	1,485,899

T OTAL I NSURANCE			29,339,228

P IPELINES	0.1%
Energy Transfer LP, 7.125% to 5/15/30, Series G g,h		1,857,000	1,598,230

U TILITIES	0.1%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79 b,h		2,870,000	2,524,942

T OTAL U NITED S TATES			148,769,909

T OTAL P REFERRED S ECURITIES —C APITAL S ECURITIES (Identified cost—$309,743,016)			295,591,934

C ORPORATE B ONDS —U NITED S TATES	0.0%
C OMMUNICATIONS —T OWERS
SBA Communications Corp., 3%, due 2/1/29		572,000	469,563

T OTAL C ORPORATE B ONDS (Identified cost—$463,492)			469,563

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

		Number of Shares	Value
S HORT -T ERM I NVESTMENTS	1.6%
M ONEY M ARKET F UNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% k		37,554,052	$37,554,052

T OTAL S HORT -T ERM I NVESTMENTS (Identified cost—$37,554,052)			37,554,052

T OTAL I NVESTMENTS IN S ECURITIES (Identified cost—$2,756,310,016)	137.4%		3,346,117,393
W RITTEN O PTION C ONTRACTS (Premiums received—$959,859)	(0.1)		(1,456,043)
L IABILITIES IN E XCESS OF O THER A SSETS	(37.3)		(908,874,356)

N ET A SSETS (Equivalent to $25.56 per share based on 95,294,150 shares of common stock outstanding)	100.0%		$2,435,786,994

Exchange-Traded Option Contracts
Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount l	Premiums Received	Value
Put—Oneok Inc.	$50.00	8/19/22	(1,822)	$(10,112,100)	$(241,538)	$(282,410)
Put— Digital Realty Trust, Inc.	120.00	8/19/22	(813)	(10,555,179)	(319,709)	(278,046)
Put—Duke Energy Corp.	105.00	7/15/22	(1,270)	(13,615,670)	(132,066)	(120,650)
			(3,905)	$(34,282,949)	$(693,313)	$(681,106)

Over-the-Counter
Option Contracts
Written Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount l	Premiums Received	Value
Put—Cellnex Telecom SA	Goldman Sachs International	$39.00	7/15/22	(322,058)	$(12,497,650)	$(266,546)	$(774,937)

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate (resets monthly) Receivable	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$255,000,000	0.670%	Monthly	1.324% m	Monthly	9/15/25	$17,686,580	$—	$17,686,580
212,500,000	1.240%	Monthly	1.120% m	Monthly	2/3/26	12,123,210	(62,981)	12,060,229
85,000,000	0.898%	Monthly	1.120% m	Monthly	5/1/26	6,189,627	—	6,189,627
255,000,000	1.237% n	Monthly	1-month LIBOR n	Monthly	9/15/27	18,497,343	—	18,497,343

						$54,496,760	$(62,981)	$54,433,779

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
†	Represents shares.
a	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
b	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,957,528,716 in aggregate has been pledged as collateral.
c
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $194,523,974 which represents 8.0% of the net assets of the Fund, of which 0.0% are illiquid.

d	Non-income producing security.
e	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $879,065,756 in aggregate has been rehypothecated.
f	All or a portion of the security is pledged in connection with written option contracts. $36,755,827 in aggregate has been pledged as collateral.
g	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
h	Security converts to floating rate after the indicated fixed-rate coupon period.

See accompanying notes to financial statements.

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June 30, 2022 (Unaudited)

i
Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $75,521,156 or 3.1% of the net assets of the Fund (2.2% of the managed assets of the Fund).

j
Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $15,545,323 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

k	Rate quoted represents the annualized seven-day yield.
l	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
m	Based on 1-month LIBOR. Represents rates in effect at June 30, 2022.
n	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on December 24, 2022 (effective date).

Sector Summary	% of Managed Asset
Electric	31.6
Pipelines	13.1
Communications—Towers	9.4
Toll Roads	8.2
Gas Distribution	7.1
Railways	6.9
Banks	5.8
Airports	4.6
Utilities	3.1
Financial	1.6
Insurance	1.3
Environmental Services	1.2
Renewable Energy	1.2
Diversified Utilities	0.9
Energy	0.9
Integrated Telecommunications Services	0.2
Marine Ports	0.2
Industrials	0.2
Insurance	0.1
Food	0.1
Other	2.3

100.0%

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$2,756,310,016)	$3,346,117,393
Cash	3,893,161
Cash collateral pledged for interest rate swap contracts	21,267,464
Cash collateral pledged for over-the-counter option contracts	580,000
Foreign currency, at value (Identified cost—$1,756,964)	1,774,236
Receivable for:
Investment securities sold	42,815,792
Dividends and interest	11,202,375
Other assets	322,800

Total Assets	3,427,973,221

LIABILITIES:
Written option contracts, at value (Premiums received—$959,859)	1,456,043
Payable for:
Credit agreement	950,000,000
Investment securities purchased	28,269,411
Variation margin on interest rate swap contracts	4,788,785
Investment management fees	2,405,107
Interest expense	2,040,472
Foreign capital gains tax	1,624,617
Dividends declared	563,495
Administration fees	169,772
Directors’ fees	672
Other liabilities	867,853

Total Liabilities	992,186,227

NET ASSETS	$2,435,786,994

NET ASSETS consist of:
Paid-in capital	$1,730,543,385
Total distributable earnings/(accumulated loss)	705,243,609

$2,435,786,994

NET ASSET VALUE PER SHARE:
($2,435,786,994 ÷ 95,294,150 shares outstanding)	$25.56

MARKET PRICE PER SHARE	$25.31

MARKET PRICE PREMIUM (DISCOUNT) TO NET ASSET VALUE PER SHARE	(0.98)%

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividend income (net of $2,834,613 of foreign withholding tax)	$43,544,207
Interest income	8,027,265
Rehypothecation income	476,804

Total Investment Income	52,048,276

Expenses:
Investment management fees	14,873,423
Interest expense	9,396,538
Administration fees	1,165,758
Shareholder reporting expenses	433,602
Custodian fees and expenses	161,662
Professional fees	107,420
Directors’ fees and expenses	40,191
Transfer agent fees and expenses	10,409
Miscellaneous	40,552

Total Expenses	26,229,555

Net Investment Income (Loss)	25,818,721

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	70,746,901
Written option contracts	1,885,322
Interest rate swap contracts	(1,610,847)
Foreign currency transactions	(155,214)

Net realized gain (loss)	70,866,162

Net change in unrealized appreciation (depreciation) on:
Investments in securities (net of increase in accrued foreign capital gains tax of $629,068)	(314,275,492)
Written option contracts	(54,671)
Interest rate swap contracts	47,444,263
Foreign currency translations	(105,366)

Net change in unrealized appreciation (depreciation)	(266,991,266)

Net Realized and Unrealized Gain (Loss)	(196,125,104)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(170,306,383)

See accompanying notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2022		For the Year Ended December 31, 2021
Change in Net Assets:
From Operations:
Net investment income (loss)	$25,818,721		$52,283,408
Net realized gain (loss)	70,866,162		167,805,596
Net change in unrealized appreciation (depreciation)	(266,991,266)		297,913,564

Net increase (decrease) in net assets resulting from operations	(170,306,383)		518,002,568

Distributions to Shareholders	(88,527,060)		(174,769,290)

Capital Stock Transactions:
Issued as reinvestment of dividends and distributions (See Note 6)	2,759,402		6,517,557
Net proceeds from sale of shares (See Note 6)	6,556,258	a	31,376,636	b

Total increase (decrease) in net assets	(249,517,783)		381,127,471
Net Assets:
Beginning of period	2,685,304,777		2,304,177,306

End of period	$2,435,786,994		$2,685,304,777

a	Net of offering costs of $18,563 and sales charges of $53,050.
b	Net of offering costs of $46,241 and sales charges of $253,539.

See accompanying notes to financial statements.

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STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2022 (Unaudited)

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(170,306,383)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(594,723,355)
Proceeds from sales and maturities of long-term investments	600,124,774
Net purchases, sales and maturities of short-term investments	5,604,420
Net amortization of premium on investments in securities	688,310
Net increase in dividends and interest receivable and other assets	(1,269,980)
Net increase in interest expense payable, accrued expenses and other liabilities	286,648
Net increase in payable for variation margin on interest rate swap contracts	4,374,582
Net increase in premiums received from written option contracts	554,258
Net change in unrealized depreciation on written option contracts	54,671
Net change in unrealized depreciation on investments in securities	314,275,492
Net realized gain on investments in securities	(70,746,901)

Cash provided by operating activities	88,916,536

Cash Flows from Financing Activities:
Proceeds from sale of shares	6,556,258
Dividends and distributions paid	(85,204,163)

Cash used for financing activities	(78,647,905)

Increase (decrease) in cash and restricted cash	10,268,631
Cash and restricted cash at beginning of period (including foreign currency)	17,246,230

Cash and restricted cash at end of period (including foreign currency)	$27,514,861

Supplemental Disclosure of Cash Flow Information:
For the six months ended June 30, 2022, interest paid was $9,116,524.
For the six months ended June 30, 2022, reinvestment of dividends was $2,759,402.

See accompanying notes to financial statements.

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STATEMENT OF CASH FLOWS—(Continued)
For the Six Months Ended June 30, 2022 (Unaudited)

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

Cash	$3,893,161
Restricted cash	21,847,464
Foreign currency	1,774,236

Total cash and restricted cash shown on the Statement of Cash Flows	$27,514,861

Restricted cash consists of cash that has been pledged to cover the Fund’s collateral or margin obligations under derivative contracts. It is reported on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts and cash collateral pledged for over-the-counter option contracts.

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS (Unaudited)
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended June 30, 2022		For the Year Ended December 31,
Per Share Operating Data:			2021	2020	2019	2018	2017
Net asset value, beginning of period	$28.28		$24.62	$27.73	$22.08	$25.53	$22.00

Income (loss) from investment operations:

Net investment income (loss) a	0.27		0.56	0.41	0.57	0.52	0.67
Net realized and unrealized gain (loss)	(2.06)		4.95	(1.66)	6.94	(1.97)	4.63

Total from investment operations	(1.79)		5.51	(1.25)	7.51	(1.45)	5.30

Less dividends and distributions to shareholders from:

Net investment income	(0.93)		(0.54)	(0.41)	(0.58)	(0.53)	(1.03)
Net realized gain	—		(1.32)	(1.45)	(1.28)	(1.47)	(0.74)

Total dividends and distributions to shareholders	(0.93)		(1.86)	(1.86)	(1.86)	(2.00)	(1.77)

Anti-dilutive effect from the issuance of shares	—		0.01	—	—	—	—

Net increase (decrease) in net asset value	(2.72)		3.66	(3.11)	5.65	(3.45)	3.53

Net asset value, end of period	$25.56		$28.28	$24.62	$27.73	$22.08	$25.53

Market value, end of period	$25.31		$28.50	$25.82	$26.20	$19.76	$24.00

Total net asset value return b	–6.45	% c	23.10%	–3.66%	35.09%	–5.34%	25.33%

Total market value return b	–8.08	% c	18.29%	6.94%	42.63%	–9.89%	33.89%

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2022		For the Year Ended December 31,
Ratios/Supplemental Data:			2021	2020	2019	2018	2017

Net assets, end of period (in millions)	$2,435.8		$2,685.3	$2,304.1	$2,593.6	$1,883.8	$2,178.0

Ratios to average daily net assets:

Expenses	2.05	% d	2.19%	2.53%	2.50%	2.44%	2.17%

Expenses (excluding interest expense)	1.32	% d	1.34%	1.35%	1.36%	1.39%	1.35%

Net investment income (loss)	2.02	% d	2.10%	1.73%	2.18%	2.18%	2.73%

Ratio of expenses to average daily managed assets e	1.50	% d	1.59%	1.83%	1.81%	1.73%	1.54%

Portfolio turnover rate	18	% c	47%	54%	41%	37%	46%

Credit Agreement
Asset coverage ratio for credit agreement	356%		383%	371%	405%	322%	356%

Asset coverage per $1,000 for credit agreement	$3,564		$3,827	$3,711	$4,051	$3,216	$3,562

Amount of loan outstanding (in millions)	$950.0		$950.0	$850.0	$850.0	$850.0	$850.0

a	Calculation based on average shares outstanding.
b
Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

c	Not annualized.
d	Annualized.
e	Average daily managed assets represent net assets plus the outstanding balance of the credit agreement.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
Note 1. Organization and Significant Accounting Policies
Cohen & Steers Infrastructure Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on January 8, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, closed-end
management investment company. The Fund’s investment objective is total return with emphasis on income.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Portfolio Valuation:
Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.
Over-the-counter
(OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.
Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain
non-U.S.
equity holdings may be fair valued pursuant to procedures established by the Board of Directors.
Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.
Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.
Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end
mutual funds are valued at net asset value (NAV).
The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.
Foreign equity fair value pricing procedures utilized by the Fund may cause certain
non-U.S.
equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.
The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Canada	$419,910,806	$—	$—	$419,910,806
Mexico	40,970,956	—	—	40,970,956
United States	1,707,435,834	14,306,475	—	1,721,742,309
Other Countries	—	758,820,366	—	758,820,366
Preferred Securities—$25 Par Value	71,057,407	—	—	71,057,407
Preferred Securities—Capital Securities	—	295,591,934	—	295,591,934
Corporate Bonds	—	469,563	—	469,563
Short-Term Investments	—	37,554,052	—	37,554,052

Total Investments in Securities a	$2,239,375,003	$1,106,742,390	$—	$3,346,117,393

Interest Rate Swap Contracts	$—	$54,433,779	$—	$54,433,779

Total Derivative Assets a	$—	$54,433,779	$—	$54,433,779

Written Option Contracts	$(681,106)	$(774,937)	$—	$(1,456,043)

Total Derivative Liabilities a	$(681,106)	$(774,937)	$—	$(1,456,043)

a	Portfolio holdings are disclosed individually on the Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions and Investment Income:
Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend
date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend
date. Distributions from real estate investment trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and MLPs and actual amounts may differ from the estimated amounts.
Foreign Currency Translation:
The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.
Option Contracts:
The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.
When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market
to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.
Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.
Centrally Cleared Interest Rate Swap Contracts:
The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement, the accruals for which would begin at a specific date in the future (“the effective date”). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market
daily and changes in the value are recorded as unrealized appreciation (depreciation).
Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.
Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders:
Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are typically declared quarterly and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend
date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s Reinvestment Plan, unless the shareholder has elected to have them paid in cash.
The Fund has a managed distribution policy in accordance with exemptive relief issued by the U.S. Securities and Exchange Commission (SEC). The Plan gives the Fund greater flexibility to realize long-term capital gains throughout the year and to distribute those gains on a more regular basis to shareholders. Therefore, regular monthly distributions throughout the year may include a portion of estimated realized long-term capital gains, along with net investment income, short-term capital gains and return of capital, which is not taxable. In accordance with the Plan, the Fund is required to adhere to certain conditions in order to distribute long-term capital gains during the year.
Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2022, the investment manager considers it likely that a portion of the dividends will be reclassified to distributions from net realized gain upon the final determination of the Fund’s taxable income after December 31, 2022, the Fund’s fiscal year end.
Distributions Subsequent to June 30, 2022:
The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report.

Ex-Date	Record Date	Payable Date	Amount
07/12/22	07/13/22	07/29/22	$0.155
08/16/22	08/17/22	08/31/22	$0.155
09/13/22	09/14/22	09/30/22	$0.155
Income Taxes:
It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in
non-U.S.
securities is recorded net of
non-U.S.
taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain
non-U.S.
markets are subject to
non-U.S.
taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential
non-U.S.
taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in
non-U.S.
jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2022, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s

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tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.
Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates
Investment Management Fees:
Cohen & Steers Capital Management, Inc. serves as the Fund’s investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day
investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.
For the services provided to the Fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 0.85% of the average daily managed assets of the Fund. Managed assets are equal to the net assets plus the amount of any borrowings used for leverage outstanding.
Under subadvisory agreements between the investment manager and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment manager, the subadvisors are responsible for managing the Fund’s investments in certain
non-U.S.
securities. For their services provided under the subadvisory agreements, the investment manager (not the Fund) pays the subadvisors. The investment manager allocates 50% of the investment management fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily managed assets managed by the investment manager and each subadvisor.
Administration Fees:
The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the average daily managed assets of the Fund. For the six months ended June 30, 2022, the Fund incurred $1,049,889 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator
under a fund accounting and administration agreement.
Directors’ and Officers’ Fees:
Certain directors and officers of the Fund are also directors, officers and/or employees of the investment manager. The Fund does not pay compensation to directors and officers affiliated with the investment manager except for the Chief Compliance Officer, who received compensation from the investment manager, which was reimbursed by the Fund, in the amount of $10,618 for the six months ended June 30, 2022.
Note 3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2022, totaled $622,992,766 and $635,045,496, respectively.
Note 4. Derivative Investments
The following tables present the value of derivatives held at June 30, 2022 and the effect of derivatives held during the six months ended June 30, 2022, along with the respective location in the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written Option Contracts—Exchange-Traded a	—	$—	Written option contracts, at value	$681,106
Written Option Contracts— Over-the-Counter	—	—	Written option contracts, at value	774,937
Interest Rate Risk:
Interest Rate Swap Contracts a	—	—	Payable for variation margin on interest rate swap contracts	54,433,779	b

a	Not subject to a master netting agreement or another similar arrangement.
b
Amount represents the cumulative appreciation on interest rate swap contracts as reported on the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin payable to the broker.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Purchased Option Contracts a	Net Realized and Unrealized Gain (Loss)	$(119,738)	$—
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	1,885,322	(54,671)
Interest Rate Risk:
Interest Rate Swap Contracts	Net Realized and Unrealized Gain (Loss)	(1,610,847)	47,444,263
At June 30, 2022, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Equity Risk:
Written Option Contracts—Over-the-Counter	$—	$774,937

a	Purchased option contracts are included in net realized gain (loss) on investments in securities.

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The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received and pledged by the Fund, if any, as of June 30, 2022:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged a	Net Amount of Derivative Liabilities b
Goldman Sachs International	$774,937	$—	$(580,000)	$194,937

a	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above.
b	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.
The following summarizes the volume of the Fund’s option contracts and interest rate swap contracts activity for the six months ended June 30, 2022:

	Purchased Option Contracts a,b	Written Option Contracts a,b	Interest Rate Swap Contracts
Average Notional Amount	$21,944,850	$46,751,083	$807,500,000

a	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
b
Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For
the period, this represents two months for purchased options and six months for written option contracts.

Note 5. Income Tax Information
As of June 30, 2022, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$2,756,310,016

Gross unrealized appreciation on investments	$778,271,232
Gross unrealized depreciation on investments	(134,630,101)

Net unrealized appreciation (depreciation) on investments	$643,641,131

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock
The Fund is authorized to issue 300 million shares of common stock at a par value of $0.001 per share.
During the six months ended June 30, 2022, the Fund issued 101,072 shares of common stock at $2,759,402 for the reinvestment of dividends. During the year ended December 31, 2021, the Fund issued 243,235 shares of common stock at $6,517,557 for the reinvestment of dividends.
On December 7, 2021, the Board of Directors approved the continuation of the delegation of its authority to management to effect repurchases, pursuant to management’s discretion and subject to market conditions and investment considerations, of up to 10% of the Fund’s common shares outstanding (Share Repurchase Program) as of January 1, 2022, through the fiscal year ended December 31, 2022.
During the six months ended June 30, 2022 and year ended December 31, 2021, the Fund did not effect any repurchases.
On August 5, 2021, the Fund filed with the SEC an automatically effective shelf registration statement on
Form N-2 allowing
for the delayed or continuous offering of up to $225,000,000 aggregate initial offering price of shares of common stock or rights to subscribe for shares of common stock.
On August 9, 2021, the Fund entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Fund may offer and sell up to 7,750,000 shares of common stock, from time to time, through the Distributor, in transactions that are deemed to be “at-the market”
as defined in Rule 415 under the Securities Act of 1933, and filed a prospectus supplement with respect to such at-the-market program.
The minimum price on any day at which shares of common stock may be sold will not be less than the then current NAV per common share plus any commissions to be paid to the Distributor. Certain offering costs incurred by the Fund in connection with the shelf offering are recorded as a deferred charge which are amortized over the period such additional common shares are sold, not to exceed one year.
For the six months ended June 30, 2022, the Fund sold 239,119 shares of common stock in the at-the-market program
and the proceeds from such sales were $6,556,258, net of offering costs and sales charges of $18,563 and $53,050, respectively. For the year ended December 31, 2021, the Fund sold 1,117,608 shares of common stock in the at-the-market program
and the proceeds from such sales were $31,376,636, net of offering costs and sales charges of $46,241 and $253,539, respectively.
Note 7. Borrowings
The Fund has entered into an amended and restated credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Ltd. (BNPP) in which the Fund pays a monthly financing charge based on a combination of London Interbank Offered Rate (LIBOR)-based variable and fixed rates through June 30, 2022 and a combination of Secured Overnight Financing Rate (SOFR)-based variable and fixed rates effective July 1, 2022, pursuant to an amendment to the credit agreement. The commitment amount of the credit agreement is $950,000,000. The Fund may pay a fee of 0.45% per annum on any unused portion of the credit agreement. BNPP may not change certain terms of the credit

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agreement except upon 360 days’ notice. Also, if the Fund violates certain conditions, the credit agreement may be terminated. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding (or more depending on the terms of the credit agreement) and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, necessitating the sale of portfolio securities at potentially inopportune times. Under the terms of the credit agreement, the Fund may, upon prior written notice to BNPP, prepay all or a portion of the fixed rate portions of the credit facility. In the event of such prepayment, the Fund will receive or pay any gain or loss associated with BNPP’s interest rate hedge with respect to the applicable fixed rate portions of the credit facility, which could be material in certain circumstances (breakage fee). The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding and the Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecated securities. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned.
As of June 30, 2022, the Fund had outstanding borrowings of $950,000,000 at a weighted average rate of 2.8%. The fair value of these borrowings at June 30, 2022 was approximately $950,102,000, including estimated breakage fees of approximately $102,000 in the event of a prepayment of all of the fixed rate financing. The borrowings are classified as Level 2 within the fair value hierarchy. During the six months ended June 30, 2022, the Fund borrowed an average daily balance of $950,000,000 at a weighted average borrowing cost of 2.0%.
Note 8. Other Risks
Market Price Discount from Net Asset Value Risk:
Shares of
closed-end
investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares is determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV.
Common Stock Risk:
While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances,

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the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.
Infrastructure Companies Risk:
Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.
Foreign Currency and Currency Hedging Risk:
Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.
If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

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Foreign
(Non-U.S.)
and Emerging Market Securities Risk:
The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
Master Limited Partnership Risk:
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.
Leverage Risk:
The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize

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lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may incur applicable breakage fees under the Fund’s credit arrangement and may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. The use of leverage also results in the investment advisory fees payable to the investment advisor being higher than if the Fund did not use leverage and can increase operating costs, which may reduce total return. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
Preferred Securities Risk:
Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.
Credit and Below-Investment-Grade Securities Risk:
Preferred securities may be rated below investment grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Geopolitical Risk:
Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, such as that caused by
COVID-19,
market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Events occurring in one region of the world may negatively

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impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and may continue to contribute to, market volatility, inflation and systemic economic weakness. In addition, the U.S. government and other central banks across Europe, Asia, and elsewhere announced and/or adopted economic relief packages in response to COVID-19. The end of any such program could cause market downturns, disruptions and volatility, particularly if markets view the ending as premature. The COVID-19 pandemic and its effects are expected to continue, and therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain.
On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. The
EU-UK
Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU (TCA), provisionally went into effect on January 1, 2021, and entered into force officially on May 1, 2021. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the UK’s post-transition framework, including how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.
On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The extent and duration of the military action, sanctions imposed and other punitive actions taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in
non-U.S.
dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
Derivatives and Hedging Transactions Risk:
The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

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Options Risk:
Gains on options transactions depend on the investment manager’s or subadvisors’ ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.
Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.
Regulatory Risk:
The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC’s final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, and/or increase overall expenses of the Fund. In addition to recently adopted Rule
18f-4,
which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
LIBOR Risk:
Many financial instruments are tied to the LIBOR to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The Head of the UK Financial Conduct Authority the (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA) ceased publication of most LIBOR settings at the end of 2021 and the IBA is expected to cease publication of a majority of U.S. dollar LIBOR settings after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the SOFR for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Other countries are introducing their own local-currency-denominated alternative reference rates for short-term lending and global consensus on alternative rates is lacking.
There remains uncertainty and risk regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments, the suitability of the proposed replacement rates, and the process for amending existing contracts and instruments remains unclear.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of, inaccurate valuations of, and miscalculations of payment amounts for LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, any alternative reference rate may be a less effective substitute resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the cessation of LIBOR publications.
Note 9. Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
Note 10. New Accounting Pronouncement
In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update
No. 2021-01
(ASU
2021-01),
“Reference Rate Reform (Topic 848)”. ASU
2021-01
is an update of ASU
2020-04,
which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, and the reference rate reform initiatives that regulators have undertaken to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU
2020-04
provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU
2020-04
is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU
2021-01
update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect any impact to the Fund’s net assets or results of operations.
Note 11. Subsequent Events
Management has evaluated events and transactions occurring after June 30, 2022 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

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PROXY RESULTS (Unaudited)
Cohen & Steers Infrastructure Fund, Inc. shareholders voted on the following proposals at the annual meeting held on April 27, 2022. The description of each proposal and number of shares voted are as follows:

Common Shares	Shares Voted For	Authority Withheld
To elect Directors:

Joseph M. Harvey	72,840,177	1,548,965
Gerald J. Maginnis	72,852,173	1,536,968
Daphne L. Richards	72,815,777	1,573,365

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OTHER INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 866-227-0757, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent
12-month
period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 866-227-0757 or (ii) on the SEC’s website at http://www.sec.gov.
Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT, is available (i) without charge, upon request, by calling 866-227-0757 or (ii) on the SEC’s website at http://www.sec.gov.
Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their
1099-DIV
forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.
Notice is hereby given in accordance with Rule
23c-1
under the 1940 Act that the Fund may purchase, from time to time, shares of its common stock in the open market.

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The following information in this semiannual shareholder report is a summary of certain changes since the Fund’s most recent annual shareholder report. This information may not reflect all of the changes that have occurred since you purchased the Fund.
Changes to Portfolio Management Team
Effective March 24, 2022, Christopher Rhine no longer serves as a portfolio manager to Cohen & Steers Infrastructure Fund, Inc. Benjamin Morton, William F. Scapell, Elaine Zaharis-Nikas, Tyler Rosenlicht and Thuy Quynh Dang continue to serve as portfolio managers of the Fund.
APPROVAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS
The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment management and subadvisory agreements (the Management Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Management Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Management Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 7, 2022 and at meetings of the full Board of Directors held on March 15, 2022 and June 14, 2022. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Management Agreements in executive session on June 14, 2022. At the meeting of the full Board of Directors on June 14, 2022, the Management Agreements were unanimously continued for a term ending June 30, 2023 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.
In considering whether to continue the Management Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment manager (the Investment Manager); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Manager throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. Additionally, the Independent Directors noted that in connection with their considerations, that they had received information from the Investment Manager about, and discussed with the Investment Manager, the operations of its business continuity plan and related matters and the operations of third party service providers during the
COVID-19
pandemic. In particular, the Board of Directors considered the following:
(i) The nature, extent and quality of services to be provided by the Investment Manager and the Subadvisors:
The Board of Directors reviewed the services that the Investment Manager and sub-investment
advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the

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day-to-day
investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, managing the Fund’s debt leverage level, and, for the Investment Manager, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Manager and the Subadvisors to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Manager’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Manager’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Manager, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Manager and the Subadvisors are satisfactory and appropriate.
(ii) Investment performance of the Fund and the Investment Manager and Subadvisors:
The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant linked blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Group medians for the three-, five- and ten-year
periods ended March 31, 2022, ranking one out of five peers for each, and underperformed the Peer Group median for the one-year
period ended March 31, 2022, ranking four out of five peers. The Fund outperformed its linked blended benchmark for the one-,
three-, five- and
ten-year
periods, ended March 31, 2022. The Board of Directors engaged in discussions with the Investment Manager regarding the contributors to and detractors from the Fund’s performance during the periods, the relevant implications of the continuing
COVID-19
pandemic, as well as the impact of leverage on the Fund’s performance. The Board of Directors also considered supplemental information provided by the Investment Manager, including a narrative summary of various factors affecting performance, and the Investment Manager’s performance in managing similarly managed funds and accounts. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Management Agreements.
(iii) Cost of the services to be provided and profits to be realized by the Investment Manager from the relationship with the Fund:
The Board of Directors considered the contractual and actual management fees paid by the Fund as well as the total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors considered that the Fund’s actual management fees at managed and common asset levels were lower than the Peer Group medians, ranking two out of five peers for each. The Board of Directors also noted that the Fund’s total expense ratios including investment-related expenses at common asset levels represented the Peer Group median and are higher than the Peer Group median at managed asset levels, ranking three out of five peers and four out of five peers, respectively. The Board of Directors also noted that the Fund’s total expense ratios excluding investment-related expenses at both managed and common asset levels are lower than the Peer Group medians, ranking two out of five peers for each. The Board of Directors considered the impact of leverage levels on the Fund’s fees and expenses at managed and common asset levels. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

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The Board of Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Fund. The Board of Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable for the Investment Manager. Because the Subadvisors are paid by the Investment Manager (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Manager, the Board of Directors considered the profitability of the Investment Manager as a whole and did not consider the Subadvisors’ separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Manager receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Manager continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Manager and the associated administration fee paid to the Investment Manager for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Manager from its relationship with the Fund were reasonable and consistent with the Investment Manager’s fiduciary duties.
(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale:
The Board of Directors noted that, as a
closed-end
fund, the Fund would not typically be expected to have inflows of capital that might produce increasing economies of scale, although the Fund does employ an at-the-market
program to raise capital only when the Fund is trading at a premium to net asset value. The Board of Directors determined that, given the Fund’s closed-end
structure, there were no significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Manager continues to reinvest profits back in the business.
(v) Comparison of services to be rendered and fees to be paid to those under other investment management contracts, such as contracts of the same and other investment advisors or other clients:
As discussed above in (iii), the Board of Directors compared the fees paid under the Management Agreements to those under other investment management contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Management Agreements to fees paid, including the ranges of such fees, under the Investment Manager’s other fund management agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Manager provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Manager in developing and managing the Fund that the Investment Manager does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Management Agreements were reasonable in relation to the services provided.
No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Management Agreements.

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Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

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Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?
Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and
Closed-End
Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?
We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for
non-affiliates
to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

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Cohen & Steers Open-End Mutual Funds

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EALTY
S
HARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX
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E
STATE
S
ECURITIES
F
UND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX
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HARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX
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LOBAL
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HARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX
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•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX
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SSETS
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•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX
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REFERRED
S
ECURITIES
AND
I
NCOME
F
UND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX
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OW
D
URATION
P
REFERRED
AND
I
NCOME
F
UND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX
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MLP & E
NERGY
O
PPORTUNITY
F
UND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX
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•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX
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LTERNATIVE
I
NCOME
F
UND

•	Designed for investors seeking high current income and capital appreciation, investing in equity, preferred and debt securities, focused on real assets and alternative income strategies

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX
Distributed by Cohen & Steers Securities, LLC.
Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end
fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling
800-330-7348
or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

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OFFICERS AND DIRECTORS
Joseph M. Harvey
Director, Chairman and Vice President
Adam M. Derechin
Director
Michael G. Clark
Director
George Grossman
Director
Dean A. Junkans
Director
Gerald J. Maginnis
Director
Jane F. Magpiong
Director
Daphne L. Richards
Director
Ramona Rogers-Windsor
Director
James Giallanza
President and Chief Executive Officer
Albert Laskaj
Treasurer and Chief Financial Officer
Dana A. DeVivo
Secretary and Chief Legal Officer
Stephen Murphy
Chief Compliance Officer and Vice President
Benjamin Morton
Vice President
William F. Scapell
Vice President
Yigal D. Jhirad
Vice President
Tyler S. Rosenlicht
Vice President
Thuy Quynh Dang
Vice President

KEY INFORMATION
Investment Manager and Administrator
Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212)
832-3232
Co-administrator
and Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer Agent
Computershare
150 Royall Street
Canton, MA 02021
(866)
227-0757
Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

New York Stock Exchange Symbol:	UTF
Website: cohenandsteers.com
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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AVAILABLE
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and prospectus online.
Sign up at cohenandsteers.com

Cohen & Steers
Infrastructure
Fund (UTF)
Semiannual Report
June 30, 2022
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by signing up at www.cohenandsteers.com.
You may elect to receive all future reports in paper, free of charge, at anytime. If you invest through a financial intermediary, you can contact your financial intermediary or, if you are a direct investor, you can call (866) 227-0757 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held within the fund complex if you invest directly with the Fund.
UTFSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)	Not applicable.

(b)	Effective March 24, 2022, Christopher Rhine no longer serves as a portfolio manager of the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	For the fiscal year ended December 31, 2021, the registrant had the following dollar amounts of income and fees/compensation related to its securities lending activities:

Total
Gross income from securities lending activities	$1,277,081
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$694,715
Fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	—
Administrative fees that are not included in the revenue split	—
Indemnification fee not included in the revenue split	—
Rebates paid to borrowers;	—
Other fees relating to the securities lending program not included in the revenue split	—
Aggregate fees/compensation for securities lending activities and related services	$694,715
Net income from securities lending activities	$582,366

(b)	During the registrants most recent fiscal year ended December 31, 2021, BNP Paribas (“BNPP”) served as the registrant’s securities lending agent.

As a securities lending agent, BNPP is responsible for the implementation and administration of the registrant’s securities lending program. Pursuant to its respective Securities Lending Agreement (“Securities Lending Agreement”) with the registrant, BNPP, as a general matter, performs various services, including the following:

•	Locating borrowers;

•	Monitoring daily the value of the loaned securities and collateral (i.e. the collateral posted by the party borrowing);

•	Negotiation of loan terms;

•	Selection of securities to be loaned;

•	Recordkeeping and account servicing;

•	Monitoring of dividend activity and material proxy votes relating to loaned securities, and;

•	Arranging for return of loaned securities to the registrant at loan termination.

BNPP is compensated for the above-described services from its securities lending revenue split. The table above shows what the registrant earned and the fees and compensation it paid in connections with its securities lending activities during its most recent fiscal year.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

(c) Registrant’s notices to shareholders pursuant to registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions pursuant to the registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: September 7, 2022